Deposits	12 Months Ended
Dec. 31, 2025
Deposits
Deposits

(6) Deposits

Deposits as of December 31, 2025 and 2024 and related interest expense for the years ended December 31, 2025, 2024, and 2023 were as follows:

	2025	2024

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$3,727,802	$3,790,875
Foreign	758,406	821,469
Total demand non-interest bearing	4,486,208	4,612,344
Savings and interest bearing demand
Domestic	3,427,721	3,317,461
Foreign	1,321,257	1,282,496
Total savings and interest bearing demand	4,748,978	4,599,957
Time, certificates of deposit $100,000 or more
Domestic	967,848	876,254
Foreign	1,577,823	1,390,566
Less than $100,000
Domestic	327,741	317,220
Foreign	327,908	315,503
Total time, certificates of deposit	3,201,320	2,899,543
Total deposits	$12,436,506	$12,111,844

	2025	2024	2023

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$57,594	$56,759	$42,148
Foreign	25,326	25,153	18,189
Total savings and interest bearing demand	82,920	81,912	60,337
Time, certificates of deposit $100,000 or more
Domestic	32,337	32,283	18,597
Foreign	52,134	47,420	25,471
Less than $100,000
Domestic	9,344	8,748	4,592
Foreign	9,101	8,517	4,498
Total time, certificates of deposit	102,916	96,968	53,158
Total interest expense on deposits	$185,836	$178,880	$113,495

Scheduled maturities of time deposits as of December 31, 2025 were as follows:

Total
(in thousands)
2026	$3,072,855
2027	94,969
2028	25,054
2029	8,139
2030	302
Thereafter	1
Total	$3,201,320

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2025, were as follows:

Total
(in thousands)
Due within 3 months or less	$1,132,341
Due after 3 months and within 6 months	854,833
Due after 6 months and within 12 months	469,068
Due after 12 months	89,429
$2,545,671

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2025 and December 31, 2024 were $1,702,199,000 and $1,494,267,000, respectively.